Debt (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Summary of annual maturities of debt
2013 (7/1/2013- 12/31/2013)	$ 6,642	$ 760,188
2014	1,030,282	11,782
2015	9,540	9,540
2016	$ 6,629	$ 6,629